Segment reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 246,888	[1]	$ 229,038	[2]
Production cost of sales	(123,649)		(135,192)
Depletion of mineral property	(14,439)		(15,122)
Depreciation and amortization of property, plant and equipment	(27,215)		(20,962)
Cost of sales	(165,303)		(171,276)
Gross profit from mining operations	81,585		57,762
Income (loss) from operations	51,120		28,506
Derivative instrument gains	904
Interest expense and other finance costs	(4,293)		(4,875)
Other income (expense)	(665)		(710)
Foreign currency exchange gain (loss)	2,911		(976)
Income (loss) before income tax	49,977		21,945
Income tax expense	(22,586)		(12,528)
Net income (loss) from operations	27,391		9,417
Total assets	439,592		411,447
Non-current assets	303,543		307,147
Total liabilities	199,384		199,428
Operating segment | Peru
Disclosure of operating segments [line items]
Total assets	269,179		241,839
Non-current assets	170,681		175,246
Total liabilities	141,548		137,146
Operating segment | Mexico
Disclosure of operating segments [line items]
Total assets	167,866		162,657
Non-current assets	132,822		131,810
Total liabilities	26,952		31,130
Operating segment | CANADA
Disclosure of operating segments [line items]
Total assets	2,547		6,951
Non-current assets	40		91
Total liabilities	30,884		31,152
Operating segment | Yauricocha Mine | Peru
Disclosure of operating segments [line items]
Revenue	146,941	[1]	155,983	[2]
Production cost of sales	(70,660)		(79,339)
Depletion of mineral property	(8,503)		(10,631)
Depreciation and amortization of property, plant and equipment	(13,455)		(10,346)
Cost of sales	(92,618)		(100,316)
Gross profit from mining operations	54,323		55,667
Income (loss) from operations	40,179		39,879
Derivative instrument gains
Interest expense and other finance costs	(2,965)		(4,422)
Other income (expense)	(2,476)		(839)
Foreign currency exchange gain (loss)	329		(170)
Income (loss) before income tax	35,067		34,448
Income tax expense	(17,934)		(14,297)
Net income (loss) from operations	17,133		20,151
Operating segment | Bolivar Mine | Mexico
Disclosure of operating segments [line items]
Revenue	81,762	[1]	60,402	[2]
Production cost of sales	(37,319)		(45,491)
Depletion of mineral property	(3,873)		(2,177)
Depreciation and amortization of property, plant and equipment	(10,320)		(8,147)
Cost of sales	(51,512)		(55,815)
Gross profit from mining operations	30,250		4,587
Income (loss) from operations	19,953		(4,918)
Derivative instrument gains
Interest expense and other finance costs	18		(34)
Other income (expense)	1,573		105
Foreign currency exchange gain (loss)	1,575		(21)
Income (loss) before income tax	23,119		(4,868)
Income tax expense	(3,797)		1,450
Net income (loss) from operations	19,322		(3,418)
Operating segment | Cusi Mine | Mexico
Disclosure of operating segments [line items]
Revenue	18,185	[1]	12,653	[2]
Production cost of sales	(15,670)		(10,362)
Depletion of mineral property	(2,063)		(2,314)
Depreciation and amortization of property, plant and equipment	(3,440)		(2,469)
Cost of sales	(21,173)		(15,145)
Gross profit from mining operations	(2,988)		(2,492)
Income (loss) from operations	(4,725)		(1,079)
Derivative instrument gains	904
Interest expense and other finance costs	(105)		(8)
Other income (expense)	238		25
Foreign currency exchange gain (loss)	345		(5)
Income (loss) before income tax	(3,343)		(1,067)
Income tax expense	(855)		319
Net income (loss) from operations	(4,198)		(748)
Corporate | CANADA
Disclosure of operating segments [line items]
Revenue		[1]		[2]
Production cost of sales
Depletion of mineral property
Depreciation and amortization of property, plant and equipment
Cost of sales
Gross profit from mining operations
Income (loss) from operations	(4,287)		(5,376)
Derivative instrument gains
Interest expense and other finance costs	(1,241)		(412)
Other income (expense)
Foreign currency exchange gain (loss)	662		(780)
Income (loss) before income tax	(4,866)		(6,568)
Income tax expense
Net income (loss) from operations	$ (4,866)		$ (6,568)

[1]	Includes provisional pricing adjustments of: $2,899 for Yauricocha, ($889) for Bolivar, $1,180 for Cusi
[2]	Includes provisional pricing adjustments of: $216 for Bolivar